Other Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Other Related Party Transactions

14. Other Related Party Transactions

Pursuant to the Second Amendment to the Amended and Restated Distribution Agreement dated May 13, 2005, the Company currently has a non-exclusive distribution agreement with DTE Energy Technologies, Inc. (DTE), an affiliate of Edison Development Company and DTE Energy Corporation, for the states of Michigan, Ohio, Illinois, and Indiana. According to the most recent amendments to the agreement, the Company may sell directly or negotiate non-exclusive distribution rights with third parties for the GenCore, GenSite and GenSys2T products in these four states. For every product sold directly by the Company or by a third party within Michigan, Ohio, Illinois and Indiana the Company has agreed to pay a 5% commission to DTE based on sales price of units shipped to the above noted states. The distribution agreement expires on December 31, 2014.

As of December 31, 2011 and 2010, the Company had no payables due to DTE under this commission provision and no outstanding receivables from DTE.